UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
12/31/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (84.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (13.3%)

Government National Mortgage Association Pass-Through Certificates
6.00%, 1/15/29			$2	$3
5.00%, TBA, 1/1/47			4,000,000	4,295,625
4.50%, with due dates from 12/20/40 to 9/20/45			2,418,187	2,595,846
4.50%, TBA, 1/1/47			9,000,000	9,607,500
4.00%, with due dates from 7/20/44 to 5/20/46			9,215,457	10,041,168
4.00%, TBA, 1/1/47			1,000,000	1,062,031
3.50%, with due dates from 1/20/45 to 8/20/45			22,395,633	23,345,990
3.00%, TBA, 1/1/47			7,000,000	7,089,688

				58,037,851
U.S. Government Agency Mortgage Obligations (71.0%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29			331,900	383,681
6.00%, 9/1/21			3,239	3,465
5.50%, with due dates from 7/1/19 to 8/1/19			56,201	58,520
4.50%, with due dates from 1/1/37 to 3/1/45			2,198,977	2,398,643
4.00%, 9/1/45			1,809,683	1,919,890
3.50%, with due dates from 8/1/43 to 10/1/46			2,700,112	2,774,858
3.00%, with due dates from 3/1/43 to 7/1/43			3,317,385	3,313,108

Federal National Mortgage Association Pass-Through Certificates
6.50%, 2/1/17			108	108
6.00%, with due dates from 2/1/36 to 5/1/41			2,350,809	2,656,427
6.00%, with due dates from 4/1/21 to 8/1/22			386,868	414,378
6.00%, TBA, 1/1/47			2,000,000	2,260,000
5.50%, with due dates from 2/1/35 to 1/1/38			3,913,148	4,385,173
5.50%, with due dates from 9/1/17 to 2/1/21			102,654	107,919
5.50%, TBA, 1/1/47			5,000,000	5,554,688
5.00%, 3/1/21			7,861	8,276
4.50%, with due dates from 3/1/39 to 5/1/45			5,898,559	6,423,877
4.50%, TBA, 1/1/47			5,000,000	5,375,000
4.00%, with due dates from 5/1/43 to 6/1/46			14,179,954	15,053,739
4.00%, with due dates from 5/1/19 to 9/1/20			28,455	29,408
3.50%, with due dates from 10/1/42 to 9/1/46			26,393,224	27,212,839
3.50%, TBA, 1/1/47			107,000,000	109,675,000
3.00%, with due dates from 12/1/42 to 10/1/46			35,352,982	35,287,674
3.00%, TBA, 1/1/47			48,000,000	47,722,502
2.50%, TBA, 1/1/47			38,000,000	36,189,064

				309,208,237

Total U.S. government and agency mortgage obligations (cost $368,990,351)				$367,246,088

U.S. TREASURY OBLIGATIONS (33.1%)(a)
			Principal amount	Value

U.S. Treasury Bonds
7.125%, 2/15/23			$12,085,000	$15,559,673
6.25%, 8/15/23			17,682,000	22,102,673
4.50%, 8/15/39(SEGSF)(SEGCCS)(SEG)			42,774,000	53,697,243

U.S. Treasury Notes 0.625%, 5/31/17(SEGSF)			52,927,000	52,923,898

Total U.S. treasury obligations (cost $139,484,678)				$144,283,487

MORTGAGE-BACKED SECURITIES (29.5%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (29.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 22.961%, 4/15/37			$258,658	$403,377
IFB Ser. 2976, Class LC, 21.839%, 5/15/35			86,479	127,860
IFB Ser. 2979, Class AS, 21.692%, 3/15/34			6,276	6,490
IFB Ser. 3072, Class SM, 21.216%, 11/15/35			255,240	373,366
IFB Ser. 3249, Class PS, 19.952%, 12/15/36			114,797	162,357
IFB Ser. 3065, Class DC, 17.748%, 3/15/35			1,643,705	2,407,371
IFB Ser. 2990, Class LB, 15.147%, 6/15/34			309,376	378,522
IFB Ser. 3232, Class KS, IO, 5.596%, 10/15/36			1,135,069	154,653
IFB Ser. 4136, Class ES, IO, 5.546%, 11/15/42			3,011,834	473,761
IFB Ser. 4436, Class SC, IO, 5.446%, 2/15/45			5,360,687	1,000,840
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			2,420,130	511,857
Ser. 4018, Class DI, IO, 4.50%, 7/15/41			3,425,316	494,376
Ser. 4329, Class MI, IO, 4.50%, 6/15/26			4,783,845	546,070
Ser. 4546, Class PI, IO, 4.00%, 12/15/45			6,387,253	1,113,298
Ser. 4601, Class IC, IO, 4.00%, 12/15/45			5,153,644	842,106
Ser. 4530, Class HI, IO, 4.00%, 11/15/45			5,104,736	857,596
Ser. 4500, Class GI, IO, 4.00%, 8/15/45			3,793,258	717,457
Ser. 4425, IO, 4.00%, 1/15/45			4,717,785	866,893
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			3,515,934	770,341
Ser. 4116, Class MI, IO, 4.00%, 10/1/42			5,663,636	1,130,462
Ser. 4019, Class JI, IO, 4.00%, 5/15/41			4,387,310	679,156
Ser. 3996, Class IK, IO, 4.00%, 3/15/39			4,106,559	416,297
Ser. 4621, Class QI, IO, 3.50%, 10/15/46			7,323,914	1,210,130
Ser. 4165, Class AI, IO, 3.50%, 2/15/43			2,558,154	403,191
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42			5,739,942	885,019
Ser. 4122, Class AI, IO, 3.50%, 10/15/42			3,789,726	503,905
Ser. 4199, Class CI, IO, 3.50%, 12/15/37			3,735,827	321,281
Ser. 304, Class C37, IO, 3.50%, 12/15/27			3,377,776	406,105
FRB Ser. 57, Class 2A1, 3.443%, 7/25/43			938	1,011
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			4,777,380	596,426
Ser. 4141, Class PI, IO, 3.00%, 12/15/42			3,831,747	452,261
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			8,605,953	957,412
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			9,573,083	1,039,637
Ser. 4171, Class NI, IO, 3.00%, 6/15/42			6,630,349	702,950
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			3,088,197	325,805
Ser. 4201, Class JI, IO, 3.00%, 12/15/41			5,663,736	553,302
Ser. 3939, Class EI, IO, 3.00%, 3/15/26			4,257,830	316,943
Ser. 315, PO, zero %, 9/15/43			11,287,316	8,760,213
Ser. 3835, Class FO, PO, zero %, 4/15/41			5,420,419	4,618,424
Ser. 3391, PO, zero %, 4/15/37			66,380	56,350
Ser. 3300, PO, zero %, 2/15/37			36,060	31,163
Ser. 3210, PO, zero %, 5/15/36			12,886	11,661
Ser. 3326, Class WF, zero %, 10/15/35			10,269	7,615
FRB Ser. 3117, Class AF, zero %, 2/15/36			7,843	6,222

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 35.363%, 7/25/36			187,898	347,366
IFB Ser. 05-74, Class NK, 23.719%, 5/25/35			71,130	102,183
IFB Ser. 06-8, Class HP, 21.794%, 3/25/36			228,363	363,204
IFB Ser. 07-53, Class SP, 21.428%, 6/25/37			299,043	445,095
IFB Ser. 08-24, Class SP, 20.511%, 2/25/38			1,666,874	2,351,255
IFB Ser. 05-122, Class SE, 20.454%, 11/25/35			354,103	486,148
IFB Ser. 05-75, Class GS, 17.982%, 8/25/35			225,991	297,991
IFB Ser. 05-106, Class JC, 17.78%, 12/25/35			397,209	584,414
IFB Ser. 05-83, Class QP, 15.428%, 11/25/34			99,243	124,381
IFB Ser. 11-4, Class CS, 11.388%, 5/25/40			792,366	917,163
IFB Ser. 11-123, Class KS, IO, 5.844%, 10/25/41			834,689	133,417
IFB Ser. 13-103, Class SK, IO, 5.164%, 10/25/43			2,042,558	466,749
Ser. 15-16, Class MI, IO, 4.50%, 4/25/45			3,936,777	802,118
Ser. 409, Class 82, IO, 4.50%, 11/25/40			2,132,726	420,787
FRB Ser. 03-W11, Class A1, 4.26%, 6/25/33			43	45
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42			3,082,374	546,771
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41			2,378,773	366,181
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41			2,302,252	313,337
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27			4,721,070	561,078
FRB Ser. 04-W7, Class A2, 3.961%, 3/25/34			463	519
FRB Ser. 03-W14, Class 2A, 3.815%, 1/25/43			955	1,034
FRB Ser. 03-W3, Class 1A4, 3.602%, 8/25/42			1,737	1,936
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46			8,491,167	1,340,670
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43			4,864,336	767,688
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42			1,957,729	256,717
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42			5,198,680	892,618
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41			5,121,200	770,731
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43			3,240,039	408,245
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43			8,394,466	948,312
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			2,939,070	355,334
Ser. 13-8, Class NI, IO, 3.00%, 12/25/42			4,150,324	435,453
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42			3,040,644	248,117
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			2,459,432	214,708
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42			5,508,622	505,306
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			4,016,531	451,860
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			3,581,465	258,295
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41			5,176,868	381,380
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41			3,327,135	251,864
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40			4,159,369	467,097
FRB Ser. 04-W2, Class 4A, 2.982%, 2/25/44			683	701
FRB Ser. 07-95, Class A3, 1.006%, 8/27/36			11,444,382	11,049,810
FRB Ser. 01-50, Class B1, IO, 0.388%, 10/25/41			5,099,847	60,688
Ser. 01-79, Class BI, IO, 0.306%, 3/25/45			1,102,679	10,255
Ser. 08-53, Class DO, PO, zero %, 7/25/38			186,678	169,566
Ser. 07-64, Class LO, PO, zero %, 7/25/37			37,121	34,062
Ser. 07-44, Class CO, PO, zero %, 5/25/37			81,474	67,689
Ser. 08-36, Class OV, PO, zero %, 1/25/36			27,189	23,620
FRB Ser. 88-12, Class B, zero %, 2/25/18			204	203

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40			3,760,969	893,230
IFB Ser. 11-81, Class SB, IO, 5.998%, 11/16/36			2,725,219	268,788
IFB Ser. 11-156, Class SK, IO, 5.861%, 4/20/38			4,110,062	842,563
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44			2,759,155	552,907
Ser. 14-76, IO, 5.00%, 5/20/44			3,824,473	771,335
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43			3,914,409	725,749
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			2,059,835	424,326
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43			927,920	192,144
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			526,103	25,811
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			2,245,503	476,271
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			6,923,405	1,451,146
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			5,092,586	1,051,925
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43			6,879,177	1,316,202
Ser. 12-129, IO, 4.50%, 11/16/42			3,896,772	829,896
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42			4,393,662	932,774
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			2,152,878	288,120
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			5,930,841	1,118,023
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40			6,523,015	1,260,246
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			1,886,298	357,831
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			1,293,253	244,554
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39			3,290,838	715,824
Ser. 11-81, Class PI, IO, 4.50%, 12/20/37			632,473	9,342
Ser. 16-69, IO, 4.00%, 5/20/46			6,967,443	1,133,812
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45			4,353,278	789,010
Ser. 15-94, IO, 4.00%, 7/20/45			997,015	221,636
Ser. 15-64, Class IG, IO, 4.00%, 5/20/45			5,073,326	1,028,160
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			3,416,760	745,537
Ser. 15-40, IO, 4.00%, 3/20/45			2,659,305	549,146
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43			7,899,160	1,051,378
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			1,709,343	290,007
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			4,679,568	913,571
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			2,052,218	367,734
Ser. 14-104, IO, 4.00%, 3/20/42			5,049,264	898,718
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39			2,514,801	307,213
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39			3,175,693	384,341
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39			4,111,535	441,507
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39			3,356,680	567,615
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46			8,424,134	1,118,725
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46			9,803,016	1,296,939
Ser. 16-4, Class JI, IO, 3.50%, 1/20/46			6,692,968	1,015,189
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43			4,624,395	680,295
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43			5,985,752	877,607
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			2,432,507	377,039
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			2,360,290	383,547
Ser. 12-136, IO, 3.50%, 11/20/42			5,023,919	1,062,433
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41			2,534,321	356,584
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41			3,220,564	378,738
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			1,807,940	145,358
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41			2,210,206	286,544
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			6,268,007	888,177
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39			2,479,709	247,971
Ser. 14-147, Class MI, IO, 3.50%, 7/20/39			7,958,458	424,345
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39			7,737,962	843,206
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37			6,212,626	852,219
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40			5,683,771	522,907
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40			3,839,661	348,257
Ser. 16-H23, Class NI, IO, 2.826%, 10/20/66			8,887,638	1,239,825
Ser. 15-H22, Class GI, IO, 2.579%, 9/20/65			10,364,416	1,389,868
Ser. 16-H13, Class IK, IO, 2.564%, 6/20/66			11,324,595	1,470,250
Ser. 15-H25, Class BI, IO, 2.445%, 10/20/65			6,333,215	709,320
FRB Ser. 15-H16, Class XI, IO, 2.434%, 7/20/65			4,743,923	564,052
Ser. 15-H20, Class CI, IO, 2.405%, 8/20/65			14,822,864	1,774,578
Ser. 16-H04, Class HI, IO, 2.361%, 7/20/65			5,916,628	660,296
Ser. 15-H22, Class AI, IO, 2.353%, 9/20/65			16,877,263	1,878,439
Ser. 16-H07, Class PI, IO, 2.253%, 3/20/66			14,363,179	1,868,449
Ser. 14-H21, Class AI, IO, 2.204%, 10/20/64			9,984,961	1,002,490
Ser. 15-H10, Class HI, IO, 2.188%, 4/20/65			13,732,884	1,484,525
Ser. 16-H11, Class HI, IO, 2.08%, 1/20/66			20,261,403	2,202,475
Ser. 16-H06, Class HI, IO, 2.066%, 2/20/66			7,784,370	764,425
Ser. 15-H24, Class HI, IO, 2.032%, 9/20/65			10,434,397	884,837
Ser. 16-H03, Class AI, IO, 2.028%, 1/20/66			8,792,001	1,015,072
Ser. 16-H04, Class KI, IO, 1.934%, 2/20/66			10,329,804	967,489
Ser. 15-H23, Class TI, IO, 1.886%, 9/20/65			9,402,847	1,006,105
Ser. 16-H10, Class AI, IO, 1.833%, 4/20/66			14,983,571	1,321,551
Ser. 16-H06, Class DI, IO, 1.728%, 7/20/65			10,258,675	976,626
Ser. 16-H08, Class GI, IO, 1.421%, 4/20/66			8,300,820	544,534
FRB Ser. 11-H07, Class FI, IO, 1.225%, 2/20/61			31,998,287	1,366,327
Ser. 10-158, Class OP, PO, zero %, 12/20/40			300,000	249,451
Ser. 10-151, Class KO, PO, zero %, 6/16/37			283,232	236,156
Ser. 06-36, Class OD, PO, zero %, 7/16/36			3,577	2,999

				128,730,304

Total mortgage-backed securities (cost $124,937,608)				$128,730,304

ASSET-BACKED SECURITIES (1.2%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.525%, 2/25/17 (acquired 2/4/16, cost $5,082,000)(RES)			$5,082,000	$5,082,000

Total asset-backed securities (cost $5,082,000)				$5,082,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

1.4019/3 month USD-LIBOR-BBA/Jan-19	Jan-17/1.4019		$45,206,200	$5,877

Citibank, N.A.

2.226/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.226		22,603,100	65,097

2.11875/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.11875		22,603,100	12,206

Credit Suisse International

1.95275/3 month USD-LIBOR-BBA/Jan-27	Jan-17/1.95275		22,603,100	678

Goldman Sachs International

2.462/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.462		33,904,700	495,687

2.4775/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.4775		22,603,100	370,691

2.2125/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.2125		22,603,100	49,275

1.1735/3 month USD-LIBOR-BBA/Jan-18	Jan-17/1.1735		90,412,400	4,521

JPMorgan Chase Bank N.A.

2.2095/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.2095		22,603,100	55,378

Total purchased swap options outstanding (cost $976,680)				$1,059,410

PURCHASED OPTIONS OUTSTANDING (0.6%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/$100.77		$9,000,000	$496,350

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/100.58		9,000,000	479,430

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/100.02		9,000,000	428,850

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.83		9,000,000	411,930

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-17/101.34		50,000,000	612,500

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-17/98.91		13,000,000	94,380

Total purchased options outstanding (cost $703,751)				$2,523,440

SHORT-TERM INVESTMENTS (4.1%)(a)
			Principal amount/shares	Value

Interest in $275,000,000 joint tri-party repurchase agreement dated 12/30/16 with RBC Capital Markets, LLC due 1/3/17 - maturity value of $11,790,629 for an effective yield of 0.480% (collateralized by various mortgage backed securities with coupon rates ranging from 1.672% to 5.402% and due dates ranging from 1/1/19 to 11/1/46, valued at $280,514,960)			$11,790,000	$11,790,000

Putnam Government Money Market Fund Class P 0.05%(AFF)		Shares	5,000,000	5,000,000

U.S. Treasury Bills 0.445%, 2/16/17(SEGSF)(SEGCCS)			$1,275,000	1,274,314

Total short-term investments (cost $18,064,285)				$18,064,314

TOTAL INVESTMENTS

Total investments (cost $658,239,353)(b)				$666,989,043

FUTURES CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	5	$753,281	Mar-17	$(4,033)
U.S. Treasury Bond Ultra 30 yr (Short)	1	$160,250	Mar-17	1,342
U.S. Treasury Note 2 yr (Long)	197	42,687,438	Mar-17	(15,782)
U.S. Treasury Note 5 yr (Long)	678	79,776,235	Mar-17	(112,584)
U.S. Treasury Note 10 yr (Long)	409	50,831,031	Mar-17	(109,455)
U.S. Treasury Note Ultra 10 yr (Long)	1	134,063	Mar-17	(283)

Total				$(240,795)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/16 (premiums $2,067,954) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.0514)/3 month USD-LIBOR-BBA/Jan-19	Jan-17/2.0514	$45,206,200	$2,712
Citibank, N.A.

(1.95275)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/1.95275	22,603,100	678
2.776/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.776	22,603,100	2,712
2.28475/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.28475	22,603,100	177,434
Credit Suisse International

2.73/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.73	22,603,100	1,582
Goldman Sachs International

(1.52275)/3 month USD-LIBOR-BBA/Jan-18	Jan-17/1.52275	90,412,400	904
2.7625/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.7625	22,603,100	1,808
2.6875/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.6875	22,603,100	13,788
2.657/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.657	33,904,700	14,579
(2.242)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.242	33,904,700	112,903
(2.2675)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.2675	22,603,100	113,016
(2.3725)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.3725	22,603,100	221,510
(2.352)/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.352	33,904,700	265,474
JPMorgan Chase Bank N.A.

2.762/3 month USD-LIBOR-BBA/Jan-27	Jan-17/2.762	22,603,100	3,165
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	6,128,000	369,947

Total			$1,302,212

WRITTEN OPTIONS OUTSTANDING at 12/31/16 (premiums $703,750) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/$100.02	$9,000,000	$428,850
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.83	9,000,000	411,930
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.27	9,000,000	361,350
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.27	9,000,000	361,350
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.08	9,000,000	344,430
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/99.08	9,000,000	344,430
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/98.52	9,000,000	293,850
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Jan-17/98.33	9,000,000	277,020
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-17/101.34	50,000,000	26,500
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-17/98.91	13,000,000	25,220

Total			$2,874,930

TBA SALE COMMITMENTS OUTSTANDING at 12/31/16 (proceeds receivable $130,827,734) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.00%, 1/1/47	$16,000,000	1/18/17	$16,820,000
Federal National Mortgage Association, 3.50%, 1/1/47	50,000,000	1/18/17	51,250,000
Federal National Mortgage Association, 3.00%, 1/1/47	34,000,000	1/18/17	33,803,439
Federal National Mortgage Association, 2.50%, 1/1/47	14,000,000	1/18/17	13,332,813
Government National Mortgage Association, 4.00%, 1/1/47	4,000,000	1/24/17	4,248,125
Government National Mortgage Association, 3.50%, 1/1/47	12,000,000	1/24/17	12,478,126

Total			$131,932,503

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$671,286	(E)	$(23)	4/24/47	3 month USD-LIBOR-BBA	1.92%	$(101,374)
	13,858,200	(E)	62,545	3/15/47	3 month USD-LIBOR-BBA	2.704%	374,410
	198,044,300	(E)	(331,243)	3/15/27	2.4885%	3 month USD-LIBOR-BBA	(2,406,946)
	9,295,000	(E)	(10,326)	3/15/22	2.132%	3 month USD-LIBOR-BBA	(55,267)
	116,399,800	(E)	(34,328)	3/15/19	1.6065%	3 month USD-LIBOR-BBA	(144,443)

	Total		$(313,375)	$(2,333,620)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/16 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$1,167,092	$—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	$(432)
1,315,839	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	197
240,426	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	639
482,607	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(5,079)
2,000,744	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	5,321
49,850	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(317)
1,024,943	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(326)
457,992	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	450
389,703	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(124)
83,936	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(31)
1,788,401	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	15,220
846,104	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(5,380)
936,653	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	976
67,353	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(7)
1,936,001	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(5,358)
34,875,220	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(47,569)
26,805,468	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	150,057
Citibank, N.A.
878,880	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,199)
95,567	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(130)
Credit Suisse International
240,723	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(328)
1,367,788	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,425
1,181,297	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(313)
133,077	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(14)
827,685	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(780)
542,647	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(511)
537,591	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(309)
3,415,100	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,681)
1,854,634	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	589
Goldman Sachs International
1,272,508	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(8,091)
981,645	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(6,242)
3,256,785	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(34,274)
1,232,991	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(7,840)
3,687,876	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(5,030)
3,265,205	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	490
3,265,205	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	490
1,821,419	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	10,196
684,266	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	3,830
707,599	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,197)
208,831	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2,198)
1,432,786	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(15,079)
970,195	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	5,431
2,495,165	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	13,968
1,164,243	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	6,517
92,532	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	518
246,691	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,381
485,284	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,086)
1,394,550	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(8,867)
2,150,943	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	323
2,401,304	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	360
2,211,271	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(23,272)
2,665,895	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	400
1,837,679	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,915
2,307,560	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	5,533
JPMorgan Chase Bank N.A.
170,913	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(54)
269,074	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(85)
1,837,438	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,915
JPMorgan Securities LLC
2,022,641	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,588)

Total	—	$36,350

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through December 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $435,675,261.
(b)	The aggregate identified cost on a tax basis is $667,987,779, resulting in gross unrealized appreciation and depreciation of $8,843,481 and $9,842,217, respectively, or net unrealized depreciation of $998,736.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $5,082,000 or 1.2% of net assets.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Government Money Market Fund *	5,000,000	—	—	—	5,000,000
	Totals	$5,000,000	$—	$—	$—	$5,000,000
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $345,500,949 to cover certain derivative contracts, and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $777,712 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,098,293 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$5,082,000	$—
Mortgage-backed securities	—	128,730,304	—
Purchased options outstanding	—	2,523,440	—
Purchased swap options outstanding	—	1,059,410	—
U.S. government and agency mortgage obligations	—	367,246,088	—
U.S. treasury obligations	—	144,283,487	—
Short-term investments	5,000,000	13,064,314	—

Totals by level	$5,000,000	$661,989,043	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	(240,795)	—	—
Written options outstanding	—	(2,874,930)	—
Written swap options outstanding	—	(1,302,212)	—
TBA sale commitments	—	(131,932,503)	—
Interest rate swap contracts	—	(2,020,245)	—
Total return swap contracts	—	36,350	—

Totals by level	$(240,795)	$(138,093,540)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	4,124,198	6,943,180

Total	$4,124,198	$6,943,180

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)				$74,300,000
Purchased swap option contracts (contract amount)				$288,100,000
Written TBA commitment option contracts (contract amount)				$101,300,000
Written swap option contracts (contract amount)				$529,500,000
Futures contracts (number of contracts)				1,000
OTC interest rate swap contracts (notional)				$—*
Centrally cleared interest rate swap contracts (notional)				$310,200,000
OTC total return swap contracts (notional)				$136,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	12,768,667	—	—	—	—	—	—	12,768,667
	OTC Total return swap contracts*#	—	172,860	—	—	2,014	51,352	1,915	—	—	228,141
	Futures contracts§	—	—	—	—	—	—	—	—	267,500	267,500
	Purchased swap options#	5,877	—	—	77,303	678	920,174	55,378	—	—	1,059,410
	Purchased options#	—	—	—	—	—	—	2,523,440	—	—	2,523,440

	Total Assets	$5,877	$172,860	$12,768,667	$77,303	$2,692	$971,526	$2,580,733	$—	$267,500	$16,847,158

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	13,382,087	—	—	—	—	—	—	13,382,087
	OTC Total return swap contracts*#	—	64,623	—	1,329	4,936	119,176	139	1,588	—	191,791
	Futures contracts§	—	—	—	—	—	—	—	—	—	—
	Written swap options#	2,712	—	—	180,824	1,582	743,982	373,112	—	—	1,302,212
	Written options#	—	—	—	—	—	—	2,874,930	—	—	2,874,930

	Total Liabilities	$2,712	$64,623	$13,382,087	$182,153	$6,518	$863,158	$3,248,181	$1,588	$—	$17,751,020

	Total Financial and Derivative Net Assets	$3,165	$108,237	$(613,420)	$(104,850)	$(3,826)	$108,368	$(667,448)	$(1,588)	$267,500	$(903,862)
	Total collateral received (pledged)##†	$—	$(32,640)	$—	$(104,850)	$—	$—	$(667,448)	$—	$—
	Net amount	$3,165	$140,877	$(613,420)	$—	$(3,826)	$108,368	$—	$(1,588)	$267,500

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2017